Annual Total Returns[BarChart] - PIMCO Mortgage Opportunities and Bond Fund - Institutional	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.45%	5.25%	2.69%	4.92%	5.49%	1.55%	5.04%	5.46%